UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

1.805755.105

AIG-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.3%
BorgWarner, Inc.	18,000	$ 544
Johnson Controls, Inc.	70,500	1,907
TRW Automotive Holdings Corp. (a)	35,384	770
		3,221
Automobiles - 0.1%
Harley-Davidson, Inc.	41,000	1,195
Distributors - 0.1%
Li & Fung Ltd.	259,000	1,043
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	97,567	1,594
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp. (a)	34,300	525
McDonald's Corp.	24,100	1,524
Royal Caribbean Cruises Ltd. (a)	45,900	1,128
Starwood Hotels & Resorts Worldwide, Inc.	31,700	1,015
		4,192
Household Durables - 0.3%
D.R. Horton, Inc.	48,400	498
Newell Rubbermaid, Inc.	52,400	760
Whirlpool Corp.	18,745	1,390
		2,648
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	24,451	3,323
Expedia, Inc. (a)	36,462	929
		4,252
Leisure Equipment & Products - 0.1%
Brunswick Corp.	23,974	241
Kimoto Co. Ltd.	9,800	114
		355
Media - 1.6%
Central European Media Enterprises Ltd. Class A (a)	18,800	468
DIRECTV (a)	110,877	3,507
Discovery Communications, Inc. (a)	18,100	578
DISH Network Corp. Class A	28,416	588
DreamWorks Animation SKG, Inc. Class A (a)	20,411	683
Interpublic Group of Companies, Inc. (a)	89,100	564
Liberty Global, Inc. Class A (a)	25,400	490
Martha Stewart Living Omnimedia, Inc. Class A (a)	8,909	41
The Walt Disney Co.	164,000	4,956
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	44,076	$ 1,846
Viacom, Inc. Class B (non-vtg.) (a)	81,944	2,429
		16,150
Multiline Retail - 0.3%
Target Corp.	65,900	3,068
Specialty Retail - 1.5%
Best Buy Co., Inc.	52,017	2,228
Home Depot, Inc.	143,600	3,929
Inditex SA	13,223	842
Lowe's Companies, Inc.	143,700	3,134
Ross Stores, Inc.	14,479	637
Sally Beauty Holdings, Inc. (a)	70,200	490
Tiffany & Co., Inc.	14,700	627
TJX Companies, Inc.	47,200	1,812
Urban Outfitters, Inc. (a)	18,000	570
		14,269
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	4,986	519
Ports Design Ltd.	147,000	399
		918
TOTAL CONSUMER DISCRETIONARY		52,905
CONSUMER STAPLES - 6.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	27,787	1,387
Coca-Cola Enterprises, Inc.	52,361	1,029
Coca-Cola FEMSA SAB de CV sponsored ADR	5,962	341
Coca-Cola Icecek AS	22,254	170
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	3,400	334
Constellation Brands, Inc. Class A (sub. vtg.) (a)	112,387	1,923
Diageo PLC sponsored ADR	14,683	993
Dr Pepper Snapple Group, Inc.	34,160	895
Embotelladora Andina SA sponsored ADR	18,439	346
Molson Coors Brewing Co. Class B	47,854	2,163
PepsiCo, Inc.	86,185	5,362
The Coca-Cola Co.	104,195	5,960
		20,903
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.8%
BJ's Wholesale Club, Inc. (a)	7,303	$ 253
Costco Wholesale Corp.	16,200	971
CVS Caremark Corp.	154,788	4,800
Kroger Co.	83,650	1,902
Safeway, Inc.	69,888	1,572
Wal-Mart Stores, Inc.	66,782	3,643
Walgreen Co.	115,277	4,483
		17,624
Food Products - 0.8%
Archer Daniels Midland Co.	39,247	1,209
Ausnutria Dairy Hunan Co. Ltd. Class H	212,000	171
Bunge Ltd.	3,057	189
Dean Foods Co. (a)	28,853	459
General Mills, Inc.	3,982	271
Green Mountain Coffee Roasters, Inc. (a)	8,420	530
Nestle SA (Reg.)	51,027	2,412
SLC Agricola SA	600	5
Tyson Foods, Inc. Class A	25,630	308
Unilever NV (NY Shares)	55,955	1,724
Viterra, Inc. (a)	17,100	173
		7,451
Household Products - 1.2%
Colgate-Palmolive Co.	10,263	864
Energizer Holdings, Inc. (a)	15,100	851
Procter & Gamble Co.	167,055	10,416
		12,131
Personal Products - 0.2%
Avon Products, Inc.	66,609	2,281
Mead Johnson Nutrition Co. Class A	432	19
		2,300
Tobacco - 0.8%
Altria Group, Inc.	123,708	2,327
British American Tobacco PLC sponsored ADR	55,900	3,425
Philip Morris International, Inc.	49,049	2,359
Souza Cruz Industria Comerico	4,650	163
		8,274
TOTAL CONSUMER STAPLES		68,683
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.8%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	22,184	$ 836
Baker Hughes, Inc.	54,100	2,204
ENSCO International, Inc.	23,644	1,040
Exterran Holdings, Inc. (a)	47,004	985
Halliburton Co.	35,700	1,048
Helmerich & Payne, Inc.	56,119	2,107
Nabors Industries Ltd. (a)	78,347	1,618
National Oilwell Varco, Inc.	22,000	946
Noble Corp.	37,357	1,543
Patterson-UTI Energy, Inc.	58,441	899
Pride International, Inc. (a)	41,700	1,319
Saipem SpA	11,525	371
Smith International, Inc.	49,850	1,355
Transocean Ltd. (a)	8,600	734
Weatherford International Ltd. (a)	145,600	2,432
		19,437
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	36,261	2,159
Arch Coal, Inc.	48,050	1,002
Arena Resources, Inc. (a)	13,513	553
BG Group PLC	100,385	1,821
Chesapeake Energy Corp.	42,466	1,016
Chevron Corp.	129,565	10,111
China Shenhua Energy Co. Ltd. (H Shares)	83,500	408
Concho Resources, Inc. (a)	42,663	1,744
Denbury Resources, Inc. (a)	120,050	1,593
Ellora Energy, Inc. (a)(e)	106,700	723
Energy Resources of Australia Ltd.	12,935	284
EXCO Resources, Inc.	32,939	557
Frontier Oil Corp.	51,283	591
Marathon Oil Corp.	23,582	769
Occidental Petroleum Corp.	48,669	3,932
PetroBakken Energy Ltd. Class A	8,740	249
Petrobank Energy & Resources Ltd. (a)	16,500	786
Petrohawk Energy Corp. (a)	116,035	2,592
Plains Exploration & Production Co. (a)	78,236	2,129
Range Resources Corp.	29,150	1,374
Royal Dutch Shell PLC Class B ADR	117,900	6,819
SandRidge Energy, Inc. (a)	5,875	55
Southwestern Energy Co. (a)	54,603	2,400
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	98,180	$ 3,525
Ultra Petroleum Corp. (a)	20,297	954
		48,146
TOTAL ENERGY		67,583
FINANCIALS - 8.5%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	43,243	1,648
Bank of New York Mellon Corp.	127,105	3,386
Broadpoint Gleacher Securities Group, Inc. (a)	68,708	372
Evercore Partners, Inc. Class A	6,500	202
Invesco Ltd.	58,400	1,299
Janus Capital Group, Inc.	26,848	351
Morgan Stanley	180,931	5,714
Nomura Holdings, Inc.	80,600	579
		13,551
Commercial Banks - 2.2%
Credit Agricole SA	31,900	660
East West Bancorp, Inc. (p)	21,848	287
Huntington Bancshares, Inc.	124,563	476
PNC Financial Services Group, Inc.	104,378	5,951
Standard Chartered PLC (United Kingdom)	25,440	621
SunTrust Banks, Inc.	75,049	1,773
U.S. Bancorp, Delaware	44,631	1,077
Umpqua Holdings Corp.	30,596	360
Wells Fargo & Co.	368,223	10,325
		21,530
Consumer Finance - 0.5%
American Express Co.	84,500	3,535
Capital One Financial Corp.	8,052	309
Discover Financial Services	60,842	941
		4,785
Diversified Financial Services - 2.5%
Bank of America Corp.	325,790	5,164
CME Group, Inc.	7,929	2,603
JPMorgan Chase & Co.	381,856	16,225
NBH Holdings Corp. Class A (a)(e)	28,500	599
		24,591
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.3%
ACE Ltd.	30,073	$ 1,465
Aon Corp.	38,568	1,494
China Life Insurance Co. Ltd. (H Shares)	290,000	1,459
CNA Financial Corp. (a)	18,662	425
Conseco, Inc. (a)	68,991	330
Genworth Financial, Inc. Class A (a)	52,100	561
MetLife, Inc.	93,340	3,191
PartnerRe Ltd.	7,847	605
Protective Life Corp.	35,300	584
Sony Financial Holdings, Inc.	184	553
The First American Corp.	32,974	1,046
The Travelers Companies, Inc.	21,136	1,107
		12,820
Real Estate Investment Trusts - 0.3%
Digital Realty Trust, Inc.	11,500	560
ProLogis Trust	162,717	2,128
SL Green Realty Corp.	6,600	293
Sunstone Hotel Investors, Inc.	30,184	244
U-Store-It Trust	50,100	326
		3,551
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	5,903	95
BR Malls Participacoes SA (a)	54,500	739
Forestar Group, Inc. (a)	14,500	269
Indiabulls Real Estate Ltd. (a)	194,553	865
		1,968
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	70,600	658
People's United Financial, Inc.	52,500	855
Washington Mutual, Inc. (a)	130,000	14
		1,527
TOTAL FINANCIALS		84,323
HEALTH CARE - 7.3%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	8,700	209
AMAG Pharmaceuticals, Inc. (a)	4,197	157
Amgen, Inc. (a)	43,920	2,475
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	52,000	$ 2,441
Genzyme Corp. (a)	36,828	1,867
Gilead Sciences, Inc. (a)	24,786	1,141
Human Genome Sciences, Inc. (a)	14,100	392
		8,682
Health Care Equipment & Supplies - 1.0%
AGA Medical Holdings, Inc.	1,301	16
Baxter International, Inc.	12,807	699
C. R. Bard, Inc.	6,820	561
Covidien PLC	83,426	3,906
Edwards Lifesciences Corp. (a)	15,170	1,248
ev3, Inc. (a)	39,898	507
Fisher & Paykel Healthcare Corp.	56,624	129
Mako Surgical Corp. (a)	39,311	335
Nobel Biocare Holding AG (Switzerland)	12,810	381
Quidel Corp. (a)	41,970	528
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	64,000	226
William Demant Holding AS (a)	10,551	760
		9,296
Health Care Providers & Services - 1.6%
CIGNA Corp.	73,239	2,350
Community Health Systems, Inc. (a)	34,974	1,067
DaVita, Inc. (a)	6,760	400
Express Scripts, Inc. (a)	33,565	2,880
Health Net, Inc. (a)	59,650	1,266
Henry Schein, Inc. (a)	28,900	1,435
Medco Health Solutions, Inc. (a)	62,414	3,942
Sinopharm Group Co. Ltd. Class H	58,000	204
UnitedHealth Group, Inc.	86,069	2,468
		16,012
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	15,314	443
Life Technologies Corp. (a)	40,401	2,011
QIAGEN NV (a)	35,530	785
		3,239
Pharmaceuticals - 3.5%
Abbott Laboratories	72,878	3,971
Allergan, Inc.	62,710	3,645
Bayer AG	8,450	647
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	33,282	$ 2,091
King Pharmaceuticals, Inc. (a)	70,981	840
Merck & Co., Inc.	241,678	8,751
Novo Nordisk AS Series B	12,179	817
Pfizer, Inc.	692,881	12,590
Pronova BioPharma ASA (a)	15,400	41
Sanofi-Aventis sponsored ADR	9,723	369
Shire PLC sponsored ADR	16,900	995
		34,757
TOTAL HEALTH CARE		71,986
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	4,100	317
Precision Castparts Corp.	11,979	1,242
Raytheon Co.	49,872	2,570
United Technologies Corp.	63,569	4,274
		8,403
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	22,000	1,226
FedEx Corp.	34,800	2,939
United Parcel Service, Inc. Class B	24,795	1,425
		5,590
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	11,544	478
Masco Corp.	63,411	861
Owens Corning (a)	20,744	490
		1,829
Commercial Services & Supplies - 0.0%
Cintas Corp.	9,100	256
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	70,900	1,329
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	34,295	1,464
Regal-Beloit Corp.	26,165	1,242
Renewable Energy Corp. AS (a)(d)	101,267	643
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Saft Groupe SA	3,100	$ 148
SunPower Corp. Class B (a)	42,304	756
		4,253
Industrial Conglomerates - 1.5%
Carlisle Companies, Inc.	14,203	456
General Electric Co.	530,713	8,502
Siemens AG sponsored ADR	18,641	1,838
Textron, Inc.	107,600	2,157
Tyco International Ltd.	39,600	1,420
		14,373
Machinery - 1.8%
Caterpillar, Inc.	34,800	2,032
Cummins, Inc.	58,600	2,631
Danaher Corp.	47,300	3,355
Deere & Co.	51,700	2,766
Dover Corp.	16,000	654
Eaton Corp.	41,600	2,658
Illinois Tool Works, Inc.	8,200	399
Ingersoll-Rand Co. Ltd.	36,900	1,305
Navistar International Corp. (a)	26,400	871
Timken Co.	7,500	185
Toro Co. (d)	15,911	634
Vallourec SA	2,719	455
		17,945
Professional Services - 0.1%
Manpower, Inc.	16,200	798
Monster Worldwide, Inc. (a)	30,115	440
		1,238
Road & Rail - 0.7%
CSX Corp.	63,070	2,995
Union Pacific Corp.	60,800	3,846
		6,841
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	10,400	1,016
TOTAL INDUSTRIALS		63,073
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.5%
Ciena Corp. (a)	89,600	$ 1,089
D-Link Corp.	357,000	359
Juniper Networks, Inc. (a)	81,566	2,131
Sycamore Networks, Inc.	527,031	1,491
ZTE Corp. (H Shares)	15,980	91
		5,161
Computers & Peripherals - 1.2%
Apple, Inc. (a)	28,300	5,657
Hewlett-Packard Co.	39,942	1,960
SanDisk Corp. (a)	201,725	3,978
		11,595
Electronic Equipment & Components - 0.4%
Agilent Technologies, Inc. (a)	56,138	1,624
BYD Co. Ltd. (H Shares) (a)	50,000	437
Corning, Inc.	24,879	415
Hon Hai Precision Industry Co. Ltd. (Foxconn)	68,200	288
Tyco Electronics Ltd.	56,667	1,315
		4,079
Internet Software & Services - 1.8%
eBay, Inc. (a)	146,500	3,585
Google, Inc. Class A (a)	19,733	11,504
WebMD Health Corp. Class A (a)	67,247	2,441
		17,530
IT Services - 0.0%
RightNow Technologies, Inc. (a)	13,900	197
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (a)	137,725	965
Aixtron AG	7,100	256
Analog Devices, Inc.	154,116	4,622
Applied Materials, Inc.	493,471	6,075
ASAT Holdings Ltd. (a)	6,352	0 *
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0 *
ASML Holding NV (NY Shares)	249,834	7,742
ATMI, Inc. (a)	51,140	795
Avago Technologies Ltd.	46,631	740
Brooks Automation, Inc. (a)	121,500	891
Cymer, Inc. (a)	26,605	890
Entegris, Inc. (a)	80,242	335
Fairchild Semiconductor International, Inc. (a)	23,799	193
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Inotera Memories, Inc. (a)	1,421,000	$ 849
Intel Corp.	303,410	5,825
KLA-Tencor Corp.	113,358	3,541
Kulicke & Soffa Industries, Inc. (a)	75,787	344
Lam Research Corp. (a)	103,400	3,515
Marvell Technology Group Ltd. (a)	248,307	3,829
MediaTek, Inc.	21,000	330
Micron Technology, Inc. (a)	779,900	5,865
NVIDIA Corp. (a)	18,400	240
Photronics, Inc. (a)	29,400	119
Realtek Semiconductor Corp.	14,000	39
Richtek Technology Corp.	59,800	558
Samsung Electronics Co. Ltd.	7,484	4,624
STMicroelectronics NV (NY Shares)	66,200	536
Taiwan Semiconductor Manufacturing Co. Ltd.	401,000	760
Teradyne, Inc. (a)	71,844	637
Tokyo Electron Ltd.	6,300	342
Varian Semiconductor Equipment Associates, Inc. (a)	39,504	1,151
		56,608
Software - 1.8%
Adobe Systems, Inc. (a)	2,522	88
BMC Software, Inc. (a)	45,322	1,755
Fortinet, Inc.	4,800	82
Microsoft Corp.	533,959	15,704
		17,629
TOTAL INFORMATION TECHNOLOGY		112,799
MATERIALS - 2.1%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	21,896	1,816
Airgas, Inc.	17,000	786
Albemarle Corp.	34,299	1,158
Dow Chemical Co.	112,000	3,111
Ecolab, Inc.	1,400	63
Monsanto Co.	24,187	1,953
Praxair, Inc.	13,000	1,066
Solutia, Inc. (a)	45,380	489
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
The Mosaic Co.	14,181	$ 772
Wacker Chemie AG	3,100	510
		11,724
Construction Materials - 0.0%
HeidelbergCement AG	4,536	301
Containers & Packaging - 0.2%
Ball Corp.	6,400	316
Owens-Illinois, Inc. (a)	25,300	791
Rexam PLC	85,900	392
Temple-Inland, Inc.	28,569	514
		2,013
Metals & Mining - 0.6%
AngloGold Ashanti Ltd. sponsored ADR	52,888	2,329
Commercial Metals Co.	9,000	143
Freeport-McMoRan Copper & Gold, Inc.	23,800	1,971
Globe Specialty Metals, Inc.	5,800	48
Globe Specialty Metals, Inc. (Reg. S) (a)	78,300	655
Ivanhoe Mines Ltd. (a)	20,600	244
Nucor Corp.	16,300	691
		6,081
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	19,300	752
TOTAL MATERIALS		20,871
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.	76,197	2,712
Clearwire Corp. Class A (a)	144,501	818
Qwest Communications International, Inc.	640,861	2,339
Verizon Communications, Inc.	120,625	3,795
		9,664
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	99,964	4,091
NII Holdings, Inc. (a)	54,262	1,617
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	91,537	$ 340
Vivo Participacoes SA sponsored ADR	65,276	1,991
		8,039
TOTAL TELECOMMUNICATION SERVICES		17,703
UTILITIES - 2.1%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	109,604	3,528
Entergy Corp.	27,900	2,194
FirstEnergy Corp.	38,043	1,639
FPL Group, Inc.	39,669	2,062
		9,423
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	63,598	2,024
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	145,108	1,926
CMS Energy Corp.	91,489	1,303
DTE Energy Co.	17,800	714
PG&E Corp.	50,100	2,121
Sempra Energy	37,000	1,966
TECO Energy, Inc.	68,982	1,017
		9,047
TOTAL UTILITIES		20,494
TOTAL COMMON STOCKS (Cost $531,563)		580,420
Convertible Preferred Stocks - 0.1%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(e)	1,700	237
FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series C (p)	377	332
Huntington Bancshares, Inc. 8.50%	800	678
		1,010
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00%	173	$ 0 *
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,300)		1,247
Nonconvertible Bonds - 7.6%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.0%
Yale University 2.9% 10/15/14	$ 300	308
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	100	85
6.375% 6/15/14	1,000	1,082
		1,167
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	500	580
Comcast Corp. 6.45% 3/15/37	959	1,001
COX Communications, Inc.:
6.45% 12/1/36 (e)	29	29
6.95% 6/1/38 (e)	44	47
News America Holdings, Inc. 7.75% 12/1/45	510	568
News America, Inc.:
6.15% 3/1/37	235	235
6.2% 12/15/34	490	490
Time Warner Cable, Inc.:
5.85% 5/1/17	363	387
6.75% 7/1/18	430	480
Time Warner, Inc. 6.5% 11/15/36	290	308
Viacom, Inc.:
6.125% 10/5/17	310	341
6.75% 10/5/37	105	112
		4,578
TOTAL CONSUMER DISCRETIONARY		6,053
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (e)	$ 319	$ 346
7.75% 1/15/19 (e)	500	600
		946
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	790	679
Food Products - 0.1%
Kraft Foods, Inc.:
6% 2/11/13	470	512
6.125% 2/1/18	296	317
		829
Tobacco - 0.2%
Altria Group, Inc.:
9.7% 11/10/18	930	1,151
9.95% 11/10/38	260	337
Philip Morris International, Inc. 4.875% 5/16/13	291	313
Reynolds American, Inc. 7.25% 6/15/37	435	439
		2,240
TOTAL CONSUMER STAPLES		4,694
ENERGY - 0.8%
Energy Equipment & Services - 0.0%
DCP Midstream LLC 9.75% 3/15/19 (e)	172	210
Weatherford International Ltd. 7% 3/15/38	245	254
		464
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	163
Cenovus Energy, Inc.:
5.7% 10/15/19 (e)	116	123
6.75% 11/15/39 (e)	232	255
Duke Capital LLC 6.75% 2/15/32	485	513
Duke Energy Field Services 6.45% 11/3/36 (e)	970	873
Enterprise Products Operating LP 7.55% 4/15/38	375	435
Nakilat, Inc. 6.067% 12/31/33 (e)	515	485
Nexen, Inc.:
5.875% 3/10/35	355	334
6.4% 5/15/37	290	290
NGPL PipeCo LLC 6.514% 12/15/12 (e)	245	270
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust 0.9344% 12/3/12 (e)(l)	$ 200	$ 192
Petro-Canada:
6.05% 5/15/18	150	163
6.8% 5/15/38	395	435
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	230	234
6.875% 1/20/40	350	360
7.875% 3/15/19	389	453
Plains All American Pipeline LP 6.125% 1/15/17	205	221
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	250	259
5.5% 9/30/14 (e)	250	263
6.332% 9/30/27 (e)	380	377
6.75% 9/30/19 (e)	250	272
Suncor Energy, Inc. 6.1% 6/1/18	385	422
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	357
		7,749
TOTAL ENERGY		8,213
FINANCIALS - 3.8%
Capital Markets - 0.9%
BlackRock, Inc. 6.25% 9/15/17	278	307
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	517
6.75% 10/1/37	865	890
7.5% 2/15/19	849	1,003
JPMorgan Chase Capital XX 6.55% 9/29/36	235	215
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,997
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	170	179
6.875% 4/25/18	83	89
Morgan Stanley:
4.75% 4/1/14	220	224
5.45% 1/9/17	100	103
6% 5/13/14	700	763
6.625% 4/1/18	600	651
7.3% 5/13/19	1,375	1,550
Northern Trust Corp. 5.5% 8/15/13	90	100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18	$ 475	$ 491
5.875% 12/20/17	390	405
		9,484
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	1,220	1,196
Barclays Bank PLC 5% 9/22/16	570	591
Credit Suisse First Boston 6% 2/15/18	610	652
Credit Suisse First Boston New York Branch 5% 5/15/13	243	262
Credit Suisse New York Branch 5.5% 5/1/14	210	230
HBOS PLC 6.75% 5/21/18 (e)	180	167
HSBC Holdings PLC 6.5% 9/15/37	575	612
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (e)(l)	33	30
PNC Funding Corp. 6.7% 6/10/19	1,000	1,133
Regions Financial Corp. 7.75% 11/10/14	220	221
Santander Issuances SA Unipersonal 0.6519% 6/20/16 (e)(l)	51	47
Standard Chartered Bank 6.4% 9/26/17 (e)	442	465
Wachovia Bank NA 6.6% 1/15/38	1,000	1,080
		6,686
Consumer Finance - 0.5%
American General Finance Corp. 6.9% 12/15/17	295	207
Capital One Bank USA NA 8.8% 7/15/19	255	302
Capital One Financial Corp.:
5.7% 9/15/11	193	204
7.375% 5/23/14	290	333
Discover Financial Services 6.45% 6/12/17	1,000	960
General Electric Capital Corp.:
5.625% 9/15/17	325	339
5.875% 1/14/38	900	835
6% 8/7/19	1,000	1,053
6.375% 11/15/67 (l)	500	411
		4,644
Diversified Financial Services - 0.3%
Bank of America Corp. 5.75% 12/1/17	260	265
Citigroup, Inc.:
5.3% 10/17/12	270	283
5.5% 4/11/13	120	124
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 877	$ 876
8.5% 5/22/19	750	847
International Lease Finance Corp. 5.65% 6/1/14	590	449
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(l)	126	100
		2,944
Insurance - 0.5%
Allstate Corp.:
6.2% 5/16/14	264	296
7.45% 5/16/19	261	312
American International Group, Inc. 8.175% 5/15/68 (l)	305	174
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)	300	368
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (e)(l)	508	499
MetLife, Inc.:
6.75% 6/1/16	290	333
7.717% 2/15/19	403	483
Metropolitan Life Global Funding I 5.125% 6/10/14 (e)	255	274
New York Life Insurance Co. 6.75% 11/15/39 (e)	230	232
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	350	400
Prudential Financial, Inc.:
3.625% 9/17/12	500	513
4.75% 9/17/15	500	509
6.2% 1/15/15	50	54
7.375% 6/15/19	120	136
The Chubb Corp.:
5.75% 5/15/18	160	177
6.5% 5/15/38	135	157
		4,917
Real Estate Investment Trusts - 0.6%
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	907
5.75% 4/1/12	23	24
Camden Property Trust 5% 6/15/15	293	290
Duke Realty LP:
5.4% 8/15/14	210	209
5.95% 2/15/17	43	41
6.25% 5/15/13	275	285
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 285	$ 278
Liberty Property LP 6.625% 10/1/17	245	245
Mack-Cali Realty LP 5.05% 4/15/10	1,331	1,336
Simon Property Group LP 6.35% 8/28/12	1,500	1,628
UDR, Inc. 5.5% 4/1/14	405	413
		5,656
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	114	116
5.5% 10/1/12	138	146
5.75% 6/15/17	410	420
		682
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
5.65% 5/1/18	442	445
6.5% 8/1/16	300	319
7.375% 5/15/14	75	84
7.625% 6/1/19	1,376	1,576
		2,424
TOTAL FINANCIALS		37,437
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	267	286
6.25% 6/15/14	158	175
7.25% 6/15/19	102	120
		581
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	195	228
TOTAL HEALTH CARE		809
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	$ 309	$ 343
Bombardier, Inc. 6.3% 5/1/14 (e)	780	753
		1,096
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	472
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (l)	121	120
TOTAL INDUSTRIALS		1,688
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	219	223
5.5% 1/15/40	219	218
		441
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	140	146
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.549% 6/15/10 (l)	140	138
TOTAL INFORMATION TECHNOLOGY		725
MATERIALS - 0.4%
Chemicals - 0.2%
Dow Chemical Co.:
4.85% 8/15/12	350	370
7.6% 5/15/14	591	671
8.55% 5/15/19	911	1,077
		2,118
Metals & Mining - 0.2%
Anglo American Capital PLC:
9.375% 4/8/14 (e)	211	253
9.375% 4/8/19 (e)	292	373
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	274	304
7.125% 7/15/28	346	392
8.95% 5/1/14	266	320
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37	$ 261	$ 209
Vale Overseas Ltd. 6.25% 1/23/17	485	519
		2,370
TOTAL MATERIALS		4,488
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc. 6.3% 1/15/38	548	569
BellSouth Capital Funding Corp. 7.875% 2/15/30	72	85
Sprint Capital Corp. 6.875% 11/15/28	1,149	862
Telecom Italia Capital SA:
5.25% 10/1/15	20	21
7.2% 7/18/36	375	412
7.721% 6/4/38	329	382
Verizon Communications, Inc.:
6.25% 4/1/37	187	196
6.9% 4/15/38	260	294
		2,821
Wireless Telecommunication Services - 0.0%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (e)	345	356
5.875% 10/1/19 (e)	335	347
Sprint Nextel Corp. 6% 12/1/16	105	91
		794
TOTAL TELECOMMUNICATION SERVICES		3,615
UTILITIES - 0.8%
Electric Utilities - 0.4%
Commonwealth Edison Co.:
5.4% 12/15/11	321	345
5.8% 3/15/18	435	475
EDP Finance BV 6% 2/2/18 (e)	380	419
Exelon Corp. 4.9% 6/15/15	125	132
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (e)	92	96
6.05% 8/15/21 (e)	214	224
6.8% 8/15/39 (e)	162	168
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 6.125% 11/15/17	$ 165	$ 179
Massachusetts Electric Co. 5.9% 11/15/39 (e)	382	393
Nevada Power Co. 6.5% 5/15/18	165	182
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	235	204
Progress Energy, Inc. 6% 12/1/39	454	460
Virginia Electric & Power Co. 5.4% 4/30/18	1,000	1,080
		4,357
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	1,000	1,095
PPL Energy Supply LLC 6.5% 5/1/18	310	335
		1,430
Multi-Utilities - 0.2%
Dominion Resources, Inc. 5.2% 8/15/19	146	154
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	267	290
6.5% 9/15/37	295	332
National Grid PLC 6.3% 8/1/16	196	217
NiSource Finance Corp.:
5.45% 9/15/20	335	326
6.8% 1/15/19	677	730
		2,049
TOTAL UTILITIES		7,836
TOTAL NONCONVERTIBLE BONDS (Cost $70,521)		75,558
U.S. Government and Government Agency Obligations - 12.0%

Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (f)	1,790	1,833
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
1% 11/23/11	1,490	1,497
5% 2/16/12	1,830	1,992
Federal Home Loan Bank:
1.625% 11/21/12	1,205	1,216
3.625% 5/29/13	3,350	3,580
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
2.125% 3/23/12	$ 171	$ 175
4% 6/12/13	2,342	2,515
5.25% 7/18/11	406	437
5.75% 1/15/12	2,024	2,231
Tennessee Valley Authority 5.375% 4/1/56	405	417
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		14,060
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	20,461	21,957
2.625% 7/15/17	2,084	2,352
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		24,309
U.S. Treasury Obligations - 7.9%
U.S. Treasury Bills, yield at date of purchase 0.04% 12/10/09 (i)	700	700
U.S. Treasury Notes:
1.375% 10/15/12	6,113	6,169
1.75% 3/31/14	2,433	2,437
1.875% 6/15/12	5,380	5,513
2.375% 8/31/14	20,000	20,438
2.625% 7/31/14	18,000	18,624
2.75% 2/15/19	5,000	4,838
3.125% 5/15/19	5,000	4,979
3.375% 6/30/13	13,554	14,529
TOTAL U.S. TREASURY OBLIGATIONS		78,227
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $113,239)		118,429
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 3.4%
4% 12/1/24 (g)	750	770
4% 9/1/39	499	502
4.291% 6/1/36 (l)	22	23
4.5% 12/1/24 (g)	100	105
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 7/1/39	$ 3,482	$ 3,579
4.5% 12/1/39 (g)	1,000	1,026
5% 2/1/22 to 5/1/22	575	613
5% 12/1/24 (g)	300	319
5% 12/1/39 (g)(h)	3,500	3,670
5% 12/1/39 (g)	1,000	1,049
5% 12/1/39 (g)	800	839
5.5% 1/1/24	802	864
5.5% 12/1/24 (g)(h)	1,200	1,285
5.5% 12/1/39 (g)(h)	7,500	7,975
5.569% 7/1/37 (l)	77	80
5.976% 4/1/36 (l)	56	58
6% 2/1/34 to 11/1/35	4,799	5,190
6% 12/1/39 (g)	2,000	2,144
6.306% 4/1/36 (l)	64	68
6.5% 9/1/36 to 10/1/37	1,999	2,168
6.5% 12/1/39 (g)	800	864
TOTAL FANNIE MAE		33,191
Freddie Mac - 0.1%
5.692% 10/1/35 (l)	73	77
6% 6/1/36 to 8/1/37	251	270
6% 12/1/39 (g)(h)	1,000	1,073
TOTAL FREDDIE MAC		1,420
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,939)		34,611
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7059% 4/25/35 (l)	82	45
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (l)	35	0 *
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7359% 2/25/34 (l)	8	7
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (l)	11	10
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (l)	10	9
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (l)	12	0 *
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (l)	$ 8	$ 0 *
Class M5, 0.6259% 4/25/36 (l)	7	0 *
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2666% 9/20/13 (l)	83	79
Series 2006-C1 Class C1, 0.7166% 10/20/14 (l)	16	0 *
Series 2007-A1 Class A, 0.2866% 1/20/15 (l)	214	205
Series 2007-A4 Class A4, 0.2666% 4/22/13 (l)	74	71
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (e)(l)	22	22
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (e)	160	163
Class A4, 3% 10/15/15 (e)	160	163
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	9	9
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	44	39
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9359% 12/25/33 (l)	5	4
Series 2004-R11 Class M1, 0.8959% 11/25/34 (l)	26	13
Series 2004-R2 Class M3, 0.7859% 4/25/34 (l)	7	3
Series 2005-R2 Class M1, 0.6859% 4/25/35 (l)	93	69
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (l)	2	1
Series 2004-W11 Class M2, 0.9359% 11/25/34 (l)	25	12
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (l)	27	14
Class M2, 0.8359% 5/25/34 (l)	23	17
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (l)	70	22
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7859% 4/25/34 (l)	121	67
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (l)	19	13
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(e)(l)	229	0 *
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (e)	300	312
Series 2009-2A Class A3, 2.13% 9/15/13 (e)	300	305
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (l)	104	98
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (l)	$ 22	$ 21
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	240	251
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5288% 4/15/13 (e)(l)	131	129
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,027
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (e)(l)	21	4
Class B, 0.9866% 7/20/39 (e)(l)	12	2
Class C, 1.3366% 7/20/39 (e)(l)	15	0 *
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	37
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (l)	52	2
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (l)	19	0 *
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (l)	8	0 *
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (l)	82	27
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4166% 5/20/17 (e)(l)	9	7
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	10	10
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (l)	35	1
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	15	0 *
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7359% 6/25/34 (l)	30	16
Class M4, 1.2059% 4/25/34 (l)	7	4
Series 2004-4 Class M2, 0.7659% 6/25/34 (l)	27	17
Series 2005-3 Class MV1, 0.6559% 8/25/35 (l)	82	76
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (l)	14	13
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (e)	37	38
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (l)	131	130
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (e)	68	69
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6658% 5/28/35 (l)	2	1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (l)	13	2
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (l)	204	60
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0609% 3/25/34 (l)	$ 1	$ 0 *
Series 2005-FF9 Class A3, 0.5159% 10/25/35 (l)	218	202
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (l)	6	6
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	10	11
Series 2009-D:
Class A3, 2.17% 10/15/13	200	203
Class A4, 2.98% 8/15/14	200	205
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (l)	34	32
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (l)	3	2
Class M2, 0.9859% 2/25/34 (l)	5	4
Series 2005-A:
Class M3, 0.7259% 1/25/35 (l)	43	15
Class M4, 0.9159% 1/25/35 (l)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (e)(l)	106	94
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	101	76
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (e)(l)	15	13
Series 2006-2A:
Class A, 0.4188% 11/15/34 (e)(l)	52	39
Class B, 0.5188% 11/15/34 (e)(l)	19	7
Class C, 0.6188% 11/15/34 (e)(l)	32	9
Class D, 0.9888% 11/15/34 (e)(l)	12	3
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5088% 3/15/13 (l)	214	211
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (l)	25	24
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8859% 6/25/34 (l)	99	55
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (l)	41	2
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (l)	1	1
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (l)	20	0 *
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (e)(l)	30	6
Series 2006-3:
Class B, 0.6359% 9/25/46 (e)(l)	30	5
Class C, 0.7859% 9/25/46 (e)(l)	69	8
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5259% 8/25/33 (l)	$ 40	$ 19
Series 2003-5 Class A2, 0.9359% 12/25/33 (l)	1	1
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (l)	10	10
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (l)	103	98
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (l)	42	25
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (l)	56	17
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	200	203
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (l)	56	30
Class MV1, 0.4659% 11/25/36 (l)	46	4
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (l)	44	35
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (l)	9	9
Class 2C, 1.4331% 3/27/42 (l)	43	8
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (e)(l)	12	0 *
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	69	69
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (l)	13	10
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	1	1
Class C, 5.691% 10/20/28 (e)	0 *	0 *
Class D, 6.01% 10/20/28 (e)	6	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (l)	20	1
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (l)	36	1
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (l)	6	4
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (l)	92	66
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (l)	77	47
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (l)	3	2
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (l)	20	10
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (l)	18	8
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (l)	19	2
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (l)	4	3
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (l)	3	0 *
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	$ 178	$ 33
Series 2006-3 Class A1, 0.2659% 9/25/19 (l)	21	21
Series 2006-4:
Class A1, 0.2659% 3/25/25 (l)	30	30
Class D, 1.3359% 5/25/32 (l)	32	1
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7459% 9/25/35 (l)	65	14
Series 2005-D Class M2, 0.7059% 2/25/36 (l)	13	1
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	310	312
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (l)	17	16
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (e)(l)	25	10
Series 2006-1A Class A, 1.6366% 3/20/11 (e)(l)	53	20
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (l)	5	5
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (l)	7	7
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (l)	24	6
Class M4, 1.6859% 9/25/34 (l)	31	4
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (l)	18	2
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (l)	35	23
Class M3, 0.7959% 1/25/35 (l)	22	12
Class M4, 1.0659% 1/25/35 (l)	67	10
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (l)	79	1
Class M9, 2.1159% 5/25/35 (l)	20	0 *
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (e)(l)	94	91
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (l)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (l)	11	11
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (l)	0 *	0 *
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (l)	85	47
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (e)(l)	39	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (l)	$ 57	$ 11
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (l)	4	1
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (l)	6	4
Series 2007-BC4 Class A3, 0.4859% 11/25/37 (l)	115	108
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (e)(l)	59	19
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (l)	61	55
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (l)	44	44
Class B, 0.5388% 1/15/12 (l)	38	38
Class C, 0.8388% 1/15/12 (l)	60	60
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.3388% 6/15/12 (l)	130	128
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (l)	1	0 *
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (e)(l)	58	3
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	35	36
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (l)	166	160
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	40	0 *
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (l)	27	0 *
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (e)(l)	317	302
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	400	414
Series 2007-A5A Class A5, 0.9888% 10/15/14 (e)(l)	60	60
Series 2007-C1 Class C1, 0.6388% 5/15/14 (e)(l)	193	191
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(e)	0 *	0 *
Series 2006-2 Class A2, 0.3359% 7/25/36 (l)	13	13
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (e)(l)	81	10
TOTAL ASSET-BACKED SECURITIES (Cost $7,181)		8,007
Collateralized Mortgage Obligations - 0.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (e)(l)	$ 64	$ 42
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (l)	4	1
Class C, 5.6986% 4/10/49 (l)	11	2
Class D, 5.6986% 4/10/49 (l)	6	1
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (l)	27	23
Series 2004-1 Class 2A2, 3.679% 10/25/34 (l)	48	41
Series 2004-A Class 2A2, 5.4434% 2/25/34 (l)	46	40
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (l)	3	3
Class 2A2, 4.5597% 3/25/34 (l)	17	14
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (l)	117	79
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.1597% 2/25/37 (l)	82	72
Series 2007-A2 Class 2A1, 4.1149% 7/25/37 (l)	16	15
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (l)	75	77
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.4434% 8/25/34 (l)	78	70
Class A4, 3.2708% 8/25/34 (l)	62	57
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	84	21
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (e)(l)	75	69
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (l)	1	1
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (l)	67	10
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (l)	86	76
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (l)	155	52
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (l)	14	13
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (l)	$ 2	$ 1
Series 2004-AR5 Class 2A1, 3.0085% 10/25/34 (l)	76	67
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (e)(l)	129	114
Class C2, 0.7541% 10/18/54 (e)(l)	43	28
Class M2, 0.5341% 10/18/54 (e)(l)	74	60
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (e)(l)	110	83
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (e)(l)	140	112
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8366% 12/20/54 (e)(l)	271	68
Series 2006-2 Class C1, 0.7066% 12/20/54 (l)	242	73
Series 2006-3 Class C2, 0.7366% 12/20/54 (l)	50	13
Series 2006-4:
Class B1, 0.3266% 12/20/54 (l)	169	98
Class C1, 0.6166% 12/20/54 (l)	103	26
Class M1, 0.4066% 12/20/54 (l)	44	20
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (l)	84	25
Class 1M1, 0.3866% 12/20/54 (l)	54	24
Class 2C1, 0.6666% 12/20/54 (l)	38	11
Class 2M1, 0.4866% 12/20/54 (l)	70	32
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (l)	97	24
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (l)	19	6
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (l)	23	18
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (l)	18	9
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9759% 3/25/35 (l)	10	3
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)	8	8
Class A3, 5.447% 6/12/47 (l)	142	131
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9237% 8/25/36 (l)	90	66
Series 2004-A3 Class 4A1, 4.2723% 7/25/34 (l)	124	114
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust: - continued
Series 2004-A5 Class 2A1, 3.3916% 12/25/34 (l)	$ 88	$ 80
Series 2006-A2 Class 5A1, 3.9377% 11/25/33 (l)	215	193
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	34	32
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (e)(l)	18	8
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (l)	61	24
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (l)	76	38
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (e)(l)	9	7
Class C, 0.4288% 6/15/22 (e)(l)	58	37
Class D, 0.4388% 6/15/22 (e)(l)	22	13
Class E, 0.4488% 6/15/22 (e)(l)	35	17
Class F, 0.4788% 6/15/22 (e)(l)	64	28
Class G, 0.5488% 6/15/22 (e)(l)	13	6
Class H, 0.5688% 6/15/22 (e)(l)	27	9
Class J, 0.6088% 6/15/22 (e)(l)	31	9
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.1219% 8/25/34 (l)	105	92
Series 2005-A2 Class A7, 4.4759% 2/25/35 (l)	95	79
Series 2006-A6 Class A4, 3.5963% 10/25/33 (l)	68	60
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	321	321
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (l)	128	86
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (l)	111	6
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (l)	92	84
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0779% 10/25/35 (l)	206	159
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5916% 7/10/35 (e)(l)	50	29
Series 2004-A:
Class B4, 1.4416% 2/10/36 (e)(l)	32	16
Class B5, 1.9416% 2/10/36 (e)(l)	22	10
Series 2004-B:
Class B4, 1.3416% 2/10/36 (e)(l)	14	6
Class B5, 1.7916% 2/10/36 (e)(l)	11	5
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-B:
Class B6, 2.2416% 2/10/36 (e)(l)	$ 4	$ 2
Series 2004-C:
Class B4, 1.1916% 9/10/36 (e)(l)	19	9
Class B5, 1.5916% 9/10/36 (e)(l)	22	9
Class B6, 1.9916% 9/10/36 (e)(l)	5	2
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	9	8
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (e)(l)	12	9
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (l)	2	1
Series 2004-7 Class A3B, 1.535% 7/20/34 (l)	1	1
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (e)(l)	4	3
Series 2003-15A Class 4A, 5.3969% 4/25/33 (l)	31	29
Series 2003-20 Class 1A1, 5.5% 7/25/33	33	32
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (l)	148	70
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (l)	1	1
Series 2003-AR8 Class A, 2.8511% 8/25/33 (l)	52	48
Series 2005-AR3 Class A2, 4.6337% 3/25/35 (l)	141	116
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.1685% 12/25/34 (l)	47	42
Series 2004-H Class A1, 4.5261% 6/25/34 (l)	106	99
Series 2004-W Class A9, 3.154% 11/25/34 (l)	120	101
Series 2005-AR10 Class 2A2, 3.4595% 6/25/35 (l)	112	104
Series 2005-AR12 Class 2A6, 3.787% 7/25/35 (l)	168	150
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (l)	100	88
TOTAL PRIVATE SPONSOR		4,391
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	38	41
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,758)		4,432
Commercial Mortgage Securities - 2.8%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (l)	$ 88	$ 81
Class A2, 6.8024% 2/14/43 (l)	55	60
Class A3, 6.8524% 2/14/43 (l)	60	65
Class PS1, 1.3956% 2/14/43 (l)(o)	270	11
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (l)	88	89
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	20	20
Series 2006-5:
Class A1, 5.185% 9/10/47	45	46
Class A2, 5.317% 9/10/47	289	291
Class A3, 5.39% 9/10/47	105	102
Series 2006-6 Class A3, 5.369% 12/10/16	150	141
Series 2007-2 Class A1, 5.421% 4/10/49	14	14
Series 2007-4 Class A3, 5.8114% 2/10/51 (l)	75	72
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	6
Series 2007-3:
Class A3, 5.8372% 6/10/49 (l)	125	120
Class A4, 5.658% 6/10/49 (l)	156	129
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	13	13
Series 2001-1 Class A4, 5.451% 1/15/49	164	145
Series 2004-2:
Class A3, 4.05% 11/10/38	97	97
Class A4, 4.153% 11/10/38	95	94
Series 2004-4 Class A3, 4.128% 7/10/42	29	29
Series 2005-1 Class A3, 4.877% 11/10/42	234	234
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	51	52
Series 2007-1 Class A2, 5.381% 1/15/49	175	175
Series 2001-3 Class H, 6.562% 4/11/37 (e)	42	41
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	19	17
Class K, 6.15% 5/11/35 (e)	35	29
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	233	230
Series 2005-6 Class A3, 5.1788% 9/10/47 (l)	135	135
Series 2007-1 Class B, 5.543% 1/15/49	45	15
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (e)(l)	32	22
Class D, 0.5988% 3/15/22 (e)(l)	33	21
Class E, 0.6388% 3/15/22 (e)(l)	27	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.7088% 3/15/22 (e)(l)	$ 28	$ 15
Class G, 0.7688% 3/15/22 (e)(l)	18	9
Series 2006-BIX1:
Class C, 0.4188% 10/15/19 (e)(l)	48	38
Class D, 0.4488% 10/15/19 (e)(l)	59	44
Class E, 0.4788% 10/15/19 (e)(l)	55	37
Class F, 0.5488% 10/15/19 (e)(l)	128	74
Class G, 0.5688% 10/15/19 (e)(l)	49	22
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (e)(l)	4	2
Series 2004-1:
Class A, 0.5959% 4/25/34 (e)(l)	55	40
Class B, 2.1359% 4/25/34 (e)(l)	6	3
Class M1, 0.7959% 4/25/34 (e)(l)	5	3
Class M2, 1.4359% 4/25/34 (e)(l)	4	2
Series 2004-2:
Class A, 0.6659% 8/25/34 (e)(l)	40	29
Class M1, 0.8159% 8/25/34 (e)(l)	9	5
Series 2004-3:
Class A1, 0.6059% 1/25/35 (e)(l)	88	62
Class A2, 0.6559% 1/25/35 (e)(l)	13	8
Class M1, 0.7359% 1/25/35 (e)(l)	15	8
Class M2, 1.2359% 1/25/35 (e)(l)	10	5
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (e)(l)	80	54
Class M1, 0.6659% 8/25/35 (e)(l)	5	2
Class M2, 0.7159% 8/25/35 (e)(l)	8	3
Class M3, 0.7359% 8/25/35 (e)(l)	4	2
Class M4, 0.8459% 8/25/35 (e)(l)	4	2
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (e)(l)	35	24
Class A2, 0.6359% 11/25/35 (e)(l)	29	18
Class M1, 0.6759% 11/25/35 (e)(l)	4	2
Class M2, 0.7259% 11/25/35 (e)(l)	5	2
Class M3, 0.7459% 11/25/35 (e)(l)	5	2
Class M4, 0.8359% 11/25/35 (e)(l)	6	2
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (e)(l)	82	50
Class B1, 1.6359% 1/25/36 (e)(l)	7	2
Class M1, 0.6859% 1/25/36 (e)(l)	26	13
Class M2, 0.7059% 1/25/36 (e)(l)	8	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M3, 0.7359% 1/25/36 (e)(l)	$ 12	$ 5
Class M4, 0.8459% 1/25/36 (e)(l)	6	2
Class M5, 0.8859% 1/25/36 (e)(l)	6	2
Class M6, 0.9359% 1/25/36 (e)(l)	7	2
Series 2006-1:
Class A2, 0.5959% 4/25/36 (e)(l)	12	7
Class M1, 0.6159% 4/25/36 (e)(l)	4	2
Class M2, 0.6359% 4/25/36 (e)(l)	5	2
Class M3, 0.6559% 4/25/36 (e)(l)	4	2
Class M4, 0.7559% 4/25/36 (e)(l)	2	1
Class M5, 0.7959% 4/25/36 (e)(l)	2	1
Class M6, 0.8759% 4/25/36 (e)(l)	4	1
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (e)(l)	217	146
Class A2, 0.5159% 7/25/36 (e)(l)	11	7
Class B1, 1.1059% 7/25/36 (e)(l)	4	1
Class B3, 2.9359% 7/25/36 (e)(l)	6	2
Class M1, 0.5459% 7/25/36 (e)(l)	12	5
Class M2, 0.5659% 7/25/36 (e)(l)	8	3
Class M3, 0.5859% 7/25/36 (e)(l)	7	3
Class M4, 0.6559% 7/25/36 (e)(l)	5	2
Class M5, 0.7059% 7/25/36 (e)(l)	6	2
Class M6, 0.7759% 7/25/36 (e)(l)	9	3
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (e)(l)	7	1
Class B2, 1.5859% 10/25/36 (e)(l)	5	1
Class B3, 2.8359% 10/25/36 (e)(l)	9	1
Class M4, 0.6659% 10/25/36 (e)(l)	8	2
Class M5, 0.7159% 10/25/36 (e)(l)	10	2
Class M6, 0.7959% 10/25/36 (e)(l)	19	4
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (e)(l)	35	24
Class A2, 0.5059% 12/25/36 (e)(l)	178	84
Class B1, 0.9359% 12/25/36 (e)(l)	6	1
Class B2, 1.4859% 12/25/36 (e)(l)	6	1
Class B3, 2.6859% 12/25/36 (e)(l)	9	2
Class M1, 0.5259% 12/25/36 (e)(l)	11	4
Class M2, 0.5459% 12/25/36 (e)(l)	7	2
Class M3, 0.5759% 12/25/36 (e)(l)	7	2
Class M4, 0.6359% 12/25/36 (e)(l)	9	3
Class M5, 0.6759% 12/25/36 (e)(l)	8	2
Class M6, 0.7559% 12/25/36 (e)(l)	7	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class A2, 0.5059% 3/25/37 (e)(l)	$ 39	$ 20
Class B1, 0.9059% 3/25/37 (e)(l)	12	2
Class B2, 1.3859% 3/25/37 (e)(l)	9	1
Class B3, 3.5859% 3/25/37 (e)(l)	24	3
Class M1, 0.5059% 3/25/37 (e)(l)	11	4
Class M2, 0.5259% 3/25/37 (e)(l)	8	3
Class M3, 0.5559% 3/25/37 (e)(l)	7	2
Class M4, 0.6059% 3/25/37 (e)(l)	6	2
Class M5, 0.6559% 3/25/37 (e)(l)	9	2
Class M6, 0.7359% 3/25/37 (e)(l)	13	3
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (e)(l)	35	23
Class A2, 0.5559% 7/25/37 (e)(l)	32	15
Class B1, 1.8359% 7/25/37 (e)(l)	10	1
Class B2, 2.4859% 7/25/37 (e)(l)	9	1
Class B3, 3.5859% 7/25/37 (e)(l)	9	1
Class M1, 0.6059% 7/25/37 (e)(l)	12	4
Class M2, 0.6459% 7/25/37 (e)(l)	6	2
Class M3, 0.7259% 7/25/37 (e)(l)	6	2
Class M4, 0.8859% 7/25/37 (e)(l)	12	3
Class M5, 0.9859% 7/25/37 (e)(l)	11	2
Class M6, 1.2359% 7/25/37 (e)(l)	14	2
Series 2007-3:
Class A2, 0.5259% 7/25/37 (e)(l)	44	22
Class B1, 1.1859% 7/25/37 (e)(l)	9	2
Class B2, 1.8359% 7/25/37 (e)(l)	22	4
Class B3, 4.2359% 7/25/37 (e)(l)	12	2
Class M1, 0.5459% 7/25/37 (e)(l)	8	3
Class M2, 0.5759% 7/25/37 (e)(l)	8	3
Class M3, 0.6059% 7/25/37 (e)(l)	13	4
Class M4, 0.7359% 7/25/37 (e)(l)	21	6
Class M5, 0.8359% 7/25/37 (e)(l)	11	3
Class M6, 1.0359% 7/25/37 (e)(l)	8	2
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (e)(l)	13	2
Class B2, 3.6859% 9/25/37 (e)(l)	46	5
Class M1, 1.1859% 9/25/37 (e)(l)	12	3
Class M2, 1.2859% 9/25/37 (e)(l)	12	2
Class M4, 1.8359% 9/25/37 (e)(l)	31	5
Class M5, 1.9859% 9/25/37 (e)(l)	31	4
Class M6, 2.1859% 9/25/37 (e)(l)	31	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(o)	$ 208	$ 6
Series 2007-5A Class IO, 1.5496% 10/25/37 (e)(o)	455	44
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (e)(l)	36	17
Class H, 0.8888% 3/15/19 (e)(l)	25	11
Class J, 1.0888% 3/15/19 (e)(l)	18	7
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (e)(l)	25	13
Class E, 0.5388% 3/15/22 (e)(l)	128	63
Class F, 0.5888% 3/15/22 (e)(l)	78	35
Class G, 0.6388% 3/15/22 (e)(l)	20	9
Class H, 0.7888% 3/15/22 (e)(l)	25	9
Class J, 0.9388% 3/15/22 (e)(l)	25	7
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	40	41
Series 2004-PWR3 Class A3, 4.487% 2/11/41	90	92
Series 2006-PW14 Class A4, 5.201% 12/11/38	97	92
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	64	65
Series 2007-PW16 Class A4, 5.719% 6/11/40 (l)	44	39
Series 2007-PW17 Class A1, 5.282% 6/11/50	24	25
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	25	25
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (e)(l)(o)	581	5
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	262
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (e)(l)(o)	1,092	22
Series 2006-T22:
Class A1, 5.415% 4/12/38 (l)	11	11
Class A4, 5.4631% 4/12/38 (l)	9	9
Series 2007-PW15 Class A1, 5.016% 2/11/44	13	13
Series 2007-PW16:
Class B, 5.719% 6/11/40 (e)(l)	12	4
Class C, 5.719% 6/11/40 (e)(l)	10	3
Class D, 5.719% 6/11/40 (e)(l)	10	3
Series 2007-PW18 Class X2, 0.344% 6/11/50 (e)(l)(o)	7,475	109
Series 2007-T28:
Class A1, 5.422% 9/11/42	13	14
Class X2, 0.182% 9/11/42 (e)(l)(o)	3,504	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (e)(l)	$ 46	$ 26
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	88	88
Class XCL, 2.0852% 5/15/35 (e)(l)(o)	1,199	43
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	30	30
Class F, 7.734% 1/15/32	16	16
Series 2001-245 Class A2, 6.275% 2/12/16 (e)(l)	76	80
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5488% 8/16/21 (e)(l)	27	17
Class G, 0.5688% 11/15/36 (e)(l)	20	11
Class H, 0.6088% 11/15/36 (e)(l)	16	8
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	399
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	128	45
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	718	741
Class A4, 5.6998% 12/10/49 (l)	170	150
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3626% 1/15/46 (l)	31	29
Series 2007-CD4:
Class A1, 4.977% 12/11/49	19	19
Class A2A, 5.237% 12/11/49	67	68
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	70
Class C, 5.476% 12/11/49	141	10
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (l)	10	10
Series 2007-C3 Class A3, 5.8203% 5/15/46 (l)	75	70
Series 2006-C1 Class B, 5.359% 8/15/48	225	61
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4688% 4/15/17 (e)(l)	168	126
Class C, 0.5088% 4/15/17 (e)(l)	60	41
Class D, 0.5488% 4/15/17 (e)(l)	43	27
Class E, 0.6088% 4/15/17 (e)(l)	14	8
Class F, 0.6488% 4/15/17 (e)(l)	8	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (e)(l)	$ 8	$ 4
Class H, 0.8588% 4/15/17 (e)(l)	8	3
Class J, 1.0888% 4/15/17 (e)(l)	6	2
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (e)(l)	118	99
Class D, 0.5788% 11/15/17 (e)(l)	6	5
Class E, 0.6288% 11/15/17 (e)(l)	22	17
Class F, 0.6888% 11/15/17 (e)(l)	17	12
Class G, 0.7388% 11/15/17 (e)(l)	12	8
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (e)(l)	107	79
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	3	3
Series 2006-C8 Class A3, 5.31% 12/10/46	214	199
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (e)	127	124
Series 2007-C9 Class A4, 6.01% 12/10/49 (l)	166	148
Series 2006-C8 Class B, 5.44% 12/10/46	130	42
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (l)	12	12
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	152	75
Series 2007-C2:
Class A1, 5.269% 1/15/49	6	6
Class A2, 5.448% 1/15/49 (l)	435	437
Class A3, 5.542% 1/15/49 (l)	150	117
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	7	7
Class A4, 5.7228% 6/15/39 (l)	45	36
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	423
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	68	54
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (e)(l)	268	107
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	49	50
Series 2001-CK6 Class B, 6.582% 8/15/36	75	77
Series 2004-C1:
Class A3, 4.321% 1/15/37	24	24
Class A4, 4.75% 1/15/37	35	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class D, 7.17% 5/17/40	$ 76	$ 77
Series 1999-C1 Class E, 8.0306% 9/15/41 (l)	78	78
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (l)(o)	216	3
Series 2001-CKN5 Class AX, 2.0778% 9/15/34 (e)(l)(o)	695	19
Series 2004-C1 Class ASP, 0.9531% 1/15/37 (e)(l)(o)	4,647	52
Series 2006-C1 Class A3, 5.711% 2/15/39 (l)	396	393
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3888% 2/15/22 (e)(l)	28	16
Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (e)(l)	84	40
0.5088% 2/15/22 (e)(l)	30	10
Class F, 0.5588% 2/15/22 (e)(l)	60	17
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40	7	7
Class A2, 5.268% 2/15/40	1,760	1,755
Series 2007-C1:
Class ASP, 0.4176% 2/15/40 (l)(o)	1,470	20
Class B, 5.487% 2/15/40 (e)(l)	115	14
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	121	123
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	27	26
Class G, 6.936% 3/15/33 (e)	49	44
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	373	299
Series 2001-1 Class X1, 1.0461% 5/15/33 (e)(l)(o)	772	10
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	21	7
Series 2007-C1 Class XP, 0.2088% 12/10/49 (l)(o)	903	6
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.6559% 5/10/43 (l)(o)	409	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (e)(l)	28	14
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	48	48
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG11:
Class A1, 5.358% 12/10/49	$ 46	$ 48
Class A2, 5.597% 12/10/49	150	151
Series 2007-GG9:
Class A1, 5.233% 3/10/39	11	12
Class A4, 5.444% 3/10/39	218	186
Series 2005-GG3 Class XP, 0.879% 8/10/42 (e)(l)(o)	1,498	23
Series 2006-GG7:
Class A3, 5.9181% 7/10/38 (l)	198	198
Class A4, 6.1162% 7/10/38 (l)	350	318
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(o)	1,840	21
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (e)(l)	4	3
Class D, 0.5216% 6/6/20 (e)(l)	18	10
Class E, 0.6116% 6/6/20 (e)(l)	21	12
Class F, 0.6816% 6/6/20 (e)(l)	38	21
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (e)(l)	44	37
Class D, 0.6116% 3/6/20 (e)(l)	117	98
Class F, 0.7216% 3/6/20 (e)(l)	4	3
Class G, 0.7616% 3/6/20 (e)(l)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	23
Series 2005-GG4 Class XP, 0.8748% 7/10/39 (e)(l)(o)	1,697	25
Series 2006-GG6 Class A2, 5.506% 4/10/38	440	446
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	113
Series 2007-GG10:
Class A1, 5.69% 8/10/45	16	16
Class A2, 5.778% 8/10/45	36	37
Class A4, 5.8051% 8/10/45 (l)	646	532
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (e)(l)	63	38
Class C, 0.4488% 11/15/18 (e)(l)	44	24
Class D, 0.4688% 11/15/18 (e)(l)	13	7
Class E, 0.5188% 11/15/18 (e)(l)	19	9
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class F, 0.5688% 11/15/18 (e)(l)	$ 28	$ 12
Class G, 0.5988% 11/15/18 (e)(l)	24	10
Class H, 0.7388% 11/15/18 (e)(l)	19	7
sequential payer:
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (l)	223	216
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	113	107
Series 2006-CB17 Class A4, 5.429% 12/12/43	58	55
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	45
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (l)	36	34
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (l)	263	230
Series 2007-LD11:
Class A2, 5.8031% 6/15/49 (l)	211	214
Class A4, 5.8181% 6/15/49 (l)	111	96
Series 2007-LDP10 Class A1, 5.122% 1/15/49	7	7
Series 2007-LDPX Class A3, 5.412% 1/15/49	206	172
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (l)	68	23
Series 2005-CB13 Class E, 5.3496% 1/12/43 (e)(l)	38	12
Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	476
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	20
Series 2007-CB19:
Class B, 5.7442% 2/12/49	6	2
Class C, 5.7462% 2/12/49	17	5
Class D, 5.7462% 2/12/49	18	5
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	14	4
Class CS, 5.466% 1/15/49 (l)	6	2
Class ES, 5.5454% 1/15/49 (e)(l)	39	7
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	31	31
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	59	60
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	53	53
Series 2001-C2 Class A2, 6.653% 11/15/27	14	15
Series 2001-C3 Class A1, 6.058% 6/15/20	5	5
Series 2006-C1:
Class A2, 5.084% 2/15/31	36	36
Class A4, 5.156% 2/15/31	29	28
Series 2006-C3 Class A1, 5.478% 3/15/39	5	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 10	$ 11
Class A2, 5.262% 9/15/39 (l)	131	133
Series 2006-C7:
Class A1, 5.279% 11/15/38	76	78
Class A2, 5.3% 11/15/38	83	83
Class A3, 5.347% 11/15/38	56	53
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	6	6
Class A4, 5.424% 2/15/40	210	175
Series 2007-C2:
Class A1, 5.226% 2/15/40	5	5
Class A3, 5.43% 2/15/40	146	127
Series 2000-C5 Class E, 7.29% 12/15/32	5	5
Series 2001-C3 Class B, 6.512% 6/15/36	145	149
Series 2001-C7 Class D, 6.514% 11/15/33	83	81
Series 2003-C3 Class XCP, 1.0384% 3/11/37 (e)(l)(o)	315	1
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	11	11
Series 2005-C3 Class XCP, 0.7259% 7/15/40 (l)(o)	253	4
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(o)	426	9
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	165	57
Class D, 5.563% 2/15/40 (l)	30	9
Class E, 5.582% 2/15/40 (l)	15	4
Class XCP, 0.4739% 2/15/40 (l)(o)	183	3
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	94	77
Series 2007-C7:
Class A3, 5.866% 9/15/45	245	214
Class XCP, 0.3054% 9/15/45 (l)(o)	6,036	71
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	21	21
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	114	101
Class C, 4.13% 11/20/37 (e)	324	262
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (e)(l)	24	9
Class E, 0.5288% 9/15/21 (e)(l)	86	27
Class F, 0.5788% 9/15/21 (e)(l)	52	14
Class G, 0.5988% 9/15/21 (e)(l)	102	18
Class H, 0.6388% 9/15/21 (e)(l)	26	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	$ 133	$ 141
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	33	34
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (l)	123	124
Series 2005-LC1 Class F, 5.378% 1/12/44 (e)(l)	65	19
Series 2006-C1 Class A2, 5.611% 5/12/39 (l)	106	107
Series 2007-C1 Class A4, 5.8285% 6/12/50 (l)	284	248
Series 2008-C1 Class A4, 5.69% 2/12/51	160	140
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (l)	35	32
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	80	79
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	64	61
Series 2007-5:
Class A1, 4.275% 8/12/48	5	5
Class A3, 5.364% 8/12/48	499	436
Class A4, 5.378% 8/12/48	3	2
Class B, 5.479% 2/12/17	225	58
Series 2007-6:
Class A1, 5.175% 3/12/51	6	6
Class A4, 5.485% 3/12/51 (l)	550	442
Series 2007-7 Class A4, 5.7484% 6/12/50 (l)	263	214
Series 2007-8 Class A1, 4.622% 8/12/49	12	12
Series 2006-2 Class A4, 5.9092% 6/12/46 (l)	46	45
Series 2006-4 Class XP, 0.6226% 12/12/49 (l)(o)	1,335	28
Series 2007-6 Class B, 5.635% 3/12/51 (l)	75	17
Series 2007-7 Class B, 5.75% 6/12/50	7	1
Series 2007-8 Class A3, 5.9568% 8/12/49 (l)	65	58
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (e)(l)	1	1
Class H, 0.628% 8/15/19 (e)(l)	6	5
Class J, 0.698% 8/15/19 (e)(l)	5	4
Series 2006-XLF:
Class C, 1.438% 7/15/19 (e)(l)	37	4
Class F, 0.5588% 7/15/19 (e)(l)	72	54
Class G, 0.5988% 7/15/19 (e)(l)	41	21
Series 2007-XCLA Class A1, 0.438% 7/17/17 (e)(l)	120	47
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Series 2007-XLCA Class B, 0.7388% 7/17/17 (e)(l)	$ 89	$ 4
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (e)(l)	43	13
Class D, 0.428% 10/15/20 (e)(l)	30	7
Class E, 0.488% 10/15/20 (e)(l)	38	6
Class F, 0.538% 10/15/20 (e)(l)	23	3
Class G, 0.578% 10/15/20 (e)(l)	28	3
Class H, 0.668% 10/15/20 (e)(l)	18	1
Class J, 0.818% 10/15/20 (e)(l)	20	0 *
Class MHRO, 0.928% 10/15/20 (e)(l)	18	2
Class MJPM, 1.238% 10/15/20 (e)(l)	6	1
Class MSTR, 0.938% 10/15/20 (e)(l)	11	1
Class NHRO, 1.128% 10/15/20 (e)(l)	27	3
Class NSTR, 1.088% 10/15/20 (e)(l)	9	1
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (e)(l)(o)	231	3
Series 2004-HQ3 Class A2, 4.05% 1/13/41	21	21
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	110
Series 2006-HQ10 Class A1, 5.131% 11/12/41	22	23
Series 2006-T23 Class A1, 5.682% 8/12/41	61	62
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	10	11
Class A31, 5.439% 2/12/44 (l)	38	37
Series 2007-IQ13 Class A1, 5.05% 3/15/44	11	12
Series 2007-IQ14 Class A1, 5.38% 4/15/49	25	26
Series 2007-T25 Class A2, 5.507% 11/12/49	74	74
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (e)(l)(o)	543	6
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (e)(l)(o)	917	19
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (l)	116	117
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	111	47
Series 2006-IQ11:
Class A3, 5.7341% 10/15/42 (l)	124	124
Class A4, 5.7701% 10/15/42 (l)	23	23
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	30
Series 2006-T23 Class A3, 5.8074% 8/12/41 (l)	38	38
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	136	50
Series 2007-HQ12:
Class A2, 5.6317% 4/12/49 (l)	535	536
Series A1, 5.519% 4/12/49 (l)	17	18
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	$ 113	$ 92
Class B, 5.914% 4/15/49	18	4
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (e)(l)	121	5
Class D, 0.9388% 7/17/17 (e)(l)	57	3
Class E, 1.0388% 7/17/17 (e)(l)	47	2
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	2	2
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	457	457
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	120	123
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (e)(l)	1	1
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	11	11
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)	64	68
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (e)(l)	58	49
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (e)(l)	78	33
Class F, 0.585% 8/11/18 (e)(l)	85	32
Class G, 0.605% 8/11/18 (e)(l)	80	29
Class J, 0.845% 8/11/18 (e)(l)	18	4
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (e)(l)	5	1
Class AP2, 1.0388% 6/15/20 (e)(l)	9	1
Class F, 0.7188% 6/15/20 (e)(l)	168	30
Class LXR1, 0.9388% 6/15/20 (e)(l)	9	2
Class LXR2, 1.0388% 6/15/20 (e)(l)	115	12
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	24	24
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	131	132
Series 2003-C8 Class A3, 4.445% 11/15/35	327	327
Series 2006-C27 Class A2, 5.624% 7/15/45	67	68
Series 2006-C29 Class A3, 5.313% 11/15/48	199	193
Series 2007-C30:
Class A1, 5.031% 12/15/43	10	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A3, 5.246% 12/15/43	$ 64	$ 62
Class A4, 5.305% 12/15/43	377	323
Class A5, 5.342% 12/15/43	80	61
Series 2007-C31:
Class A1, 5.14% 4/15/47	6	6
Class A4, 5.509% 4/15/47	170	136
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (l)	230	230
Class A3, 5.7404% 6/15/49 (l)	127	106
Series 2003-C6 Class G, 5.125% 8/15/35 (e)	36	26
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(l)	58	49
Class 180B, 5.3979% 10/15/41 (e)(l)	26	21
Series 2005-C19 Class B, 4.892% 5/15/44	75	44
Series 2005-C22:
Class B, 5.3547% 12/15/44 (l)	166	77
Class F, 5.3547% 12/15/44 (e)(l)	125	27
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	350	318
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	75	12
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	225	47
Class D, 5.513% 12/15/43 (l)	120	19
Class XP, 0.4339% 12/15/43 (e)(l)(o)	892	14
Series 2007-C31 Class C, 5.6929% 4/15/47 (l)	21	4
Series 2007-C31A Class A2, 5.421% 4/15/47	2,000	1,981
Series 2007-C32:
Class D, 5.7404% 6/15/49 (l)	56	11
Class E, 5.7404% 6/15/49 (l)	89	15
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (l)	50	40
Series 2007-C33 Class B, 5.9023% 2/15/51 (l)	126	42
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,374)		27,770
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	240	246
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 360	$ 370
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	132	158
TOTAL MUNICIPAL SECURITIES (Cost $739)		774
Bank Notes - 0.1%

Discover Bank 8.7% 11/18/19 (Cost $444)	445	469
Fixed-Income Funds - 11.7%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	146,286	15,367
Fidelity High Income Central Fund 2 (m)	194,120	19,486
Fidelity Mortgage Backed Securities Central Fund (m)	780,026	80,998
TOTAL FIXED-INCOME FUNDS (Cost $112,594)		115,851
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.21% (n)	40,806,559	40,807
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(n)	837,425	837
TOTAL MONEY MARKET FUNDS (Cost $41,644)		41,644
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $25)	$ 25	25
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $942,321)		1,009,237
NET OTHER ASSETS - (2.1)%		(20,609)
NET ASSETS - 100%		$ 988,628
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
97 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 5,310	$ 231
The face value of futures purchased as a percentage of net assets - 0.5%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (j)

	Dec. 2034	$ 79	$ (77)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $69,000) (k)	Sept. 2037	273	(262)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $47,000) (k)	Sept. 2037	182	(175)

Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (j)

	March 2034	0 *	0 *
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (j)	Feb. 2034	1	(1)
TOTAL CREDIT DEFAULT SWAPS		535	(515)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,500	$ 31
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	194
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	432
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	931
TOTAL INTEREST RATE SWAPS		18,000	1,588
		$ 18,535	$ 1,073
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,226,000 or 2.1% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,833,000 or .2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/ performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $619,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
East West Bancorp, Inc.	11/6/09	$ 198
East West Bancorp, Inc. Series C	11/6/09	$ 377
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$25,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1
Banc of America Securities LLC	3
Bank of America, NA	1
Barclays Capital, Inc.	3
Credit Suisse Securities (USA) LLC	2
Deutsche Bank Securities, Inc.	3
HSBC Securities (USA), Inc.	5
ING Financial Markets LLC	1
J.P. Morgan Securities, Inc.	1
Mizuho Securities USA, Inc.	1
Morgan Stanley & Co., Inc.	1
Societe Generale, New York Branch	3
$ 25
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 367
Fidelity Cash Central Fund	22
Fidelity Corporate Bond 1-10 Year Central Fund	317
Fidelity Mortgage Backed Securities Central Fund	851
Fidelity Securities Lending Cash Central Fund	9
Total	$ 1,566
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 24,590	$ -	$ 10,000	$ 15,367	0.6%
Fidelity High Income Central Fund 2	19,042	368	1,126	19,486	4.0%
Fidelity Mortgage Backed Securities Central Fund	78,650	851	-	80,998	1.0%
Total	$ 122,282	$ 1,219	$ 11,126	$ 115,851
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,905	$ 52,791	$ 114	$ -
Consumer Staples	68,683	68,683	-	-
Energy	67,820	66,860	237	723
Financials	85,333	80,846	4,487	-
Health Care	71,986	71,986	-	-
Industrials	63,073	63,073	-	-
Information Technology	112,799	112,457	342	-
Materials	20,871	20,871	-	-
Telecommunication Services	17,703	17,703	-	-
Utilities	20,494	20,494	-	-
Corporate Bonds	75,558	-	75,558	-
U.S. Government and Government Agency Obligations	118,429	-	118,429	-
U.S. Government Agency - Mortgage Securities	34,611	-	34,611	-
Asset-Backed Securities	8,007	-	7,025	982
Collateralized Mortgage Obligations	4,432	-	3,912	520
Commercial Mortgage Securities	27,770	-	25,686	2,084
Municipal Securities	774	-	774	-
Bank Notes	469	-	469	-
Fixed-Income Funds	115,851	115,851	-	-
Money Market Funds	41,644	41,644	-	-
Cash Equivalents	25	-	25	-
Total Investments in Securities:	$ 1,009,237	$ 733,259	$ 271,669	$ 4,309
Derivative Instruments:
Assets
Futures Contracts	$ 231	$ 231	$ -	$ -
Swap Agreements	1,588	-	1,588	-
Total Assets	$ 1,819	$ 231	$ 1,588	$ -
Liabilities
Swap Agreements	$ (515)	$ -	$ -	$ (515)
Total Derivative Instruments:	$ 1,304	$ 231	$ 1,588	$ (515)
Other Financial Instruments:
Forward Commitments	$ (36)	$ -	$ (36)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,016
Total Realized Gain (Loss)	41
Total Unrealized Gain (Loss)	637
Cost of Purchases	8
Proceeds of Sales	(215)
Amortization/Accretion	49
Transfers in/out of Level 3	(227)
Ending Balance	$ 4,309
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 341
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	42
Transfers in/out of Level 3	(479)
Ending Balance	$ (515)
Realized gain (loss) on Swap Agreements for the period	$ (25)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2009	$ 40

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $961,076,000. Net unrealized appreciation aggregated $48,161,000, of which $83,219,000 related to appreciated investment securities and $35,058,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $535,000 representing 0.05% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010